Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use assets and lease liabilities [Abstract]
Schedule of right-of-use assets and lease liabilities
	Office
Right-of-use assets	building	Total
At cost
As of January 1, 2021	—	—
Additions	594,436	594,436
Disposals	—	—
As of December 31, 2021	594,436	594,436
Additions	—	—
Disposals	—	—
As of December 31, 2022	594,436	594,436

Accumulated depreciation
As of January 1, 2021	—	—
Charge for the year	(29,722)	(29,722)
Disposals	—	—
As of December 31, 2021	(29,722)	(29,722)
Charge for the year	(118,887)	(118,887)
Disposals	—	—
As of December 31, 2022	(148,609)	(148,609)

Net book value
As of December 31, 2021	564,714	564,714
As of December 31, 2022	445,827	445,827

Schedule of low value and short-term lease expenses
	December 31,	December 31,
Low value and short-term lease expenses	2022	2021

Expense related to short-term leases	6,001	52,280
Expense related to leases of low value assets	—	—
Total	6,001	52,280

Schedule of lease liabilities
	December 31,	December 31,
Lease liabilities	2022	2021
As of January 1	575,736	—
Additions	—	594,436
Interest expense	15,949	3,000
Repayment of lease liability	(130,200)	(21,700)
As of December 31	461,485	575,736

thereof non-current	343,629	461,485
thereof current	117,856	114,251

Schedule of maturities of lease liabilities
	December 31,	December 31,
Maturities of lease liabilities	2022	2021

Year 1	130,200	130,200
Year 2	130,200	130,200
Year 3	130,200	130,200
Year 4	97,650	130,200
Year 5	—	97,650
Undiscounted lease payments	488,250	618,450
Less: unearned interest	(26,765)	(42,714)
Total	461,485	575,736